DEFERRED REVENUE (Tables)	12 Months Ended
Dec. 31, 2021
Deferred Revenue
Schedule of deferred revenue

		December 31, 2021	December 31, 2020
		$	$
Sales deposits		—	61
Future delivery of buses	(a)	1,003	1,431
Future delivery of buses	(b)	2,190	—
Deferred revenue		3,193	1,492
Less: current portion		3,193	1,492
Long-term portion of deferred revenue		—	—